SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Collaboration Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of reimbursement received from third parties under JDA	$ 1,295	$ 3,389
Payment for demo car services	$ 2,000